Right-of-use assets and lease liabilities - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	$ 11,644	$ 11,243	$ 10,632
Interest expense on lease liabilities	3,798	3,047	2,038
Short-term lease rentals	27,395	22,433	14,355
Expense relating to leases of low-value assets that are not shown above as short-term leases	21	46	434
Land & Land Improvements
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	2,232	1,849	1,634
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	2,211	2,153	1,998
Machinery & equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	5,806	6,062	6,015
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation	$ 1,395	$ 1,179	$ 985